1 ORGANIZATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

 NOTE 1.            ORGANIZATION:

AMERI Holdings, Inc. ("AMERI", the "Company", "we" or "our") is a fast-growing company that, through the operations of its twelve subsidiaries, provides SAPTM cloud and digital enterprise services to clients worldwide. Headquartered in Princeton, New Jersey, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology.